Shareholders' Equity (Summary Of Stock Option Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Options, Outstanding at beginning of year	14,192,000	16,601,000	[1]	21,582,000
Weighted average exercise price, Outstanding at beginning of year	$ 23.85	$ 23.12		$ 20.97
Options, Granted	2,125,000	2,139,000		1,845,000
Weighted average exercise price, Granted	$ 52.92	$ 30.69		$ 25.86
Options, Exercised	(2,324,000)	(4,062,000)		(6,039,000)
Weighted average exercise price, Exercised	$ 22.83	$ 24.15		$ 16.40
Options, Expired	(602,000)	(470,000)		(591,000)
Weighted average exercise price, Expired	$ 26.97	$ 26.57		$ 23.31
Options, Forfeited	(54,000)	(16,000)		(196,000)
Weighted average exercise price, Forfeited	$ 27.89	$ 21.95		$ 19.60
Options, Outstanding at December 31	13,337,000	14,192,000		16,601,000	[1]
Weighted average exercise price, Outstanding at December 31	$ 28.50	$ 23.85		$ 23.12
Options, Exercisable at December 31	8,429,000	8,695,000		10,469,000
Weighted average exercise price, Exercisable at December 31	$ 24.21	$ 22.09		$ 22.86
Options outstanding and expected to vest	13,200,000

[1]	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.